Balances and transactions with related parties: Receivable/Payable (Details) - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Related parties:
Payables to related parties	$ 178,294	$ 169,696
Inversiones y Tecnicas Aeroportuarias, S. A. de C. V.
Related parties:
Payables to related parties	$ 178,294	$ 169,696